Earnings/(Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings/(Loss) attributable to owners of the Company [Line Items]
Income/(loss) for the year, attributable to the owners of the Company	$ 5,985	$ 421,144	$ (43,654)
Weighted Average number of ordinary shares [Line Items]
Effect of shares issued	514,406	237,090	64,171
Earnings Loss per Share [Line Items]
Basic earnings/(loss) per share	$ 0.02	$ 1.49	$ (0.16)
Diluted earnings/(loss) per share	$ 0.02	$ 1.44	$ (0.16)
Basic [Member]
Earnings/(Loss) attributable to owners of the Company [Line Items]
Income/(loss) for the year, attributable to the owners of the Company	$ 5,985	$ 421,144	$ (43,654)
Income/(loss) attributable to ordinary shareholders	$ 5,985	$ 421,144	$ (43,654)
Weighted Average number of ordinary shares [Line Items]
Issued ordinary shares at January 1,		285,370,619	282,493,867	236,897,579
Effect of shares issued	233,048	932,600	36,950,688
Effect of dilutive shares (please refer to Note 8)	0	0	0
Weighted average number of ordinary shareholders at December 31,	285,603,667	283,426,467	273,848,267
Earnings Loss per Share [Line Items]
Basic earnings/(loss) per share	$ 0.02	$ 1.49	$ (0.16)
Diluted [Member]
Earnings/(Loss) attributable to owners of the Company [Line Items]
Income/(loss) for the year, attributable to the owners of the Company	$ 5,985	$ 421,144	$ (43,654)
Income/(loss) attributable to ordinary shareholders	$ 5,985	$ 421,144	$ (43,654)
Weighted Average number of ordinary shares [Line Items]
Issued ordinary shares at January 1,		285,370,619	282,493,867	236,897,579
Effect of shares issued	233,048	932,600	36,950,688
Effect of dilutive shares (please refer to Note 8)	7,252,246	8,355,866	0
Weighted average number of ordinary shareholders at December 31,	292,855,913	291,782,333	273,848,267
Earnings Loss per Share [Line Items]
Diluted earnings/(loss) per share	$ 0.02	$ 1.44	$ (0.16)